Loans (Tables)	12 Months Ended
Dec. 31, 2014
Loans Tables
Schedule of composition of loans categorized by the type of loan

Loans at December 31, 2014 and 2013 are summarized as follows:

	December 31
	2014	2013

Real estate loans - One- to four-family residential	$71,828	$63,839
Commercial loans:
Secured by real estate	63,606	51,899
Other	19,000	12,451
Total commercial loans	82,606	64,350
Consumer loans:
Secured by real estate	9,502	8,730
Other	1,403	1,165
Total consumer loans	10,905	9,895
Total gross loans	165,339	138,084
Less:
Net deferred loan fees	263	297
Allowance for loan losses	1,429	1,472
Total loans - net	$163,647	$136,315

Final loan maturities and rate sensitivity of the loan portfolio are as follows:

	December 31, 2014
	Less Than One Year	One Year to Five Years	After Five Years	Total
Originated Loans:
Loans at fixed interest rates	$3,983	$31,560	$50,507	$86,050
Loans at variable interest rates	7,731	8,381	34,035	50,147
Total	$11,714	$39,941	$84,542	$136,197

	December 31, 2014
	Less Than One Year	One Year to Five Years	After Five Years	Total
Acquired Loans :
Loans at fixed interest rates	$1,796	$9,502	$1,165	$12,463
Loans at variable interest rates	2,024	3,773	10,882	16,679

Total	$3,820	$13,275	$12,047	$29,142

Schedule of the change in accretable and nonaccretable yields of acquired impaired loans

Changes to the accretable yield for acquired impaired loans were as follows as of December 31, 2014:

	Acquired Impaired Non- accretable	Acquired Non- Impaired Accretable	Acquired Total

Beginning of year	$—	$—	$—
Net discount associated with acquired loans	(1,456)	(234)	(1,690)
Accretion of discount for credit spread	—	26	26
Loans paid off through December 31, 2014	224	—	224
	$(1,232)	$(208)	$(1,440)

Schedule of loans to executives and directors

Certain directors and executive officers of the Company were loan customers of the Bank during 2014 and 2013. Such loans were made in the ordinary course of business and do not involve more than a normal risk of collectability. An analysis of aggregate loans outstanding to directors and executive officers for the years ended December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013
Aggregate balance - Beginning of Period	$3,168	$3,340
New loans	1,070	2,524
Repayments	(1,135)	(2,491)
Net change in directors and officers(1)	3,134	(205)
Aggregate balance - End of Period	$6,237	$3,168

(1) Represents the addition or removal of new officer and directors during the year.

Schedule of aging of past due loans by class

The following tables illustrate the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2014 and 2013:

		As of December 31, 2014
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days andAccruing
Originated Loans:
Commercial Real Estate:
Commercial Real Estate - construction	$—	$—	$—	$—	$1,443	$1,443	$—
Commercial Real Estate - other	10	195	—	205	46,103	46,308	—
Commercial - non real estate	—	—	—	—	14,544	14,544	—

Consumer:
Consumer - Real Estate	107	4	7	118	7,684	7,802	—
Consumer - Other	3	—	3	6	1,152	1,158	3

Residential:
Residential	1,484	746	386	2,616	62,326	64,942	87
Total	$1,604	$945	$396	$2,945	$133,252	$136,197	$90

		As of December 31, 2014
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
Acquired Loans:
Commercial Real Estate:
Commercial Real Estate - construction	$—	$—	$—	$—	$—	$—	$—
Commercial Real Estate - other	125	128	93	346	15,604	15,950	—
Commercial - non real estate	—	40	104	144	4,217	4,361	—

Consumer:
Consumer - Real Estate	123	—	—	123	1,609	1,732	—
Consumer - Other	—	—	—	—	213	213	—

Residential:
Residential	147	56	461	664	6,222	6,886	225
Total	$395	$224	$658	$1,277	$27,865	$29,142	$225

		As of December 31, 2013
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$—	$—	$173	$173	$—	$173	$—
Commercial Real Estate - other	—	521	1,441	1,962	49,764	51,726	—
Commercial - non real estate	33	20	—	53	12,398	12,451	—

Consumer:
Consumer - Real Estate	54	55	—	109	8,621	8,730	—
Consumer - Other	—	4	2	6	1,159	1,165	2

Residential:
Residential	1,973	393	353	2,719	61,120	63,839	24
Total	$2,060	$993	$1,969	$5,022	$133,062	$138,084	$26

Schedule of loans by risk category

The following tables present the risk category of loans by class based on the most recent analysis performed as of December 31, 2014 and 2013.

As of December 31, 2014
		Consumer -
	Residential	Real Estate	Consumer - Other
Originated Loans:
Loan Grade:
Pass	$64,397	$7,778	$1,155
Special Mention	—	—	—
Substandard	545	24	3
Total	$64,942	$7,802	$1,158

		Consumer -
	Residential	Real Estate	Consumer - Other
Acquired Loans:
Loan Grade:
Pass	$6,335	$1,731	$213
Special Mention	—	—	—
Substandard	551	1	—
Total	$6,886	$1,732	$213

As of December 31, 2013
		Consumer -
	Residential	Real Estate	Consumer - Other

Loan Grade:
Pass	$63,164	$8,723	$1,163
Special Mention	—	7	2
Substandard	675
Total	$63,839	$8,730	$1,165

The following tables present the risk category of loans by class based on the most recent analysis performed as of December 31, 2014 and 2013.

As of December 31, 2014
		Consumer -
	Residential	Real Estate	Consumer - Other
Originated Loans:
Loan Grade:
Pass	$64,397	$7,778	$1,155
Special Mention	—	—	—
Substandard	545	24	3
Total	$64,942	$7,802	$1,158

		Consumer -
	Residential	Real Estate	Consumer - Other
Acquired Loans:
Loan Grade:
Pass	$6,335	$1,699	$245
Special Mention	—	—	—
Substandard	551	1	—
Total	$6,886	$1,700	$245

As of December 31, 2013
		Consumer -
	Residential	Real Estate	Consumer - Other

Loan Grade:
Pass	$63,164	$8,723	$1,163
Special Mention	—	7	2
Substandard	675
Total	$63,839	$8,730	$1,165

Schedule of recorded investment in non-accrual loans by class

The following tables present the recorded investment in non-accrual loans by class as of December 31, 2014 and 2013:

As of December 31
	2014	2013
Originated Loans:
Commercial Real Estate:
Commercial Real Estate - construction	$—	$173
Commercial Real Estate - other	486	1,454
Commercial	77	—

Consumer:
Consumer - real estate	25	7
Consumer - other	—	—

Residential:
Residential	750	651

Total	$1,338	$2,285

Schedule of loans individually evaluated for impairment

The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2014 and 2013:

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2014				2014
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	—	—	—	—	—
Commercial Real Estate - Other	1,431	1,430	—	1,482	84
Consumer - Real Estate	26	24	—	26	—
Consumer - Other	—	—	—	—	—
Residential	781	618	—	635	14

With a specific allowance recorded:
Commercial	—	—	—	—	—
Commercial Real Estate - Construction	—	—	—	—	—
Commercial Real Estate - Other	386	386	10	393	18
Consumer - Real Estate	—	—	—	—	—
Consumer - Other	—	—	—	—	—
Residential	—	—	—	—	—

Totals:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	$—	$—	$—	$—	$—
Commercial Real Estate - Other	$1,817	$1,816	$10	$1,875	$102
Consumer - Real Estate	$26	$24	$—	$26	$—
Consumer - Other	$—	$—	$—	$—	$—
Residential	$781	$618	$—	$635	$14

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2013				2013
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	—	—	—	—	—
Commercial Real Estate - Other	1,789	1,788	—	1,894	104
Consumer - Real Estate	8	7	—	7	—
Consumer - Other	—	—	—	—	—
Residential	954	722	—	727	6

With a specific allowance recorded:
Commercial	—	—	—	—	—
Commercial Real Estate - Construction	1,589	173	48	173	—
Commercial Real Estate - Other	3,980	3,391	182	3,397	94
Consumer - Real Estate	—	—	—	—	—
Consumer - Other	—	—	—	—	—
Residential	53	30	5	30	—

Totals:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	$1,589	$173	$48	$173	$—
Commercial Real Estate - Other	$5,769	$5,179	$182	$5,291	$198
Consumer - Real Estate	$8	$7	$—	$7	$—
Consumer - Other	$—	$—	$—	$—	$—
Residential	$1,007	$752	$5	$757	$6

Schedule of loans modified as troubled debt restructurings

The following table summarizes the loans that were modified as a TDR during the period ended December 31, 2014 and 2013.

For the Twelve Months Ended
December 31, 2014
		Pre-Modification	Post-Modification	Troubled Debt Restructurings That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Commercial Real Estate - Construction	—	$—	$—	—	$—
Commercial Real Estate - Other	—	—	—	—	—
Commercial - non real estate	—	—	—	—	—
Residential	—	—	—	—	—

Total	—	$—	$—	—	$—

For the Twelve Months Ended
December 31, 2013

				Troubled Debt Restructurings
		Pre-Modification	Post-Modification	That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Commerical Real Estate - Construction	—	$—	$—	—	$—
Commercial Real Estate - Other	1	412	412	—	—
Consumer - Real Estate	—	—	—	—	—
Residential	2	337	337	—	—

Total	3	$749	$749	—	$—

Schedule of activity for allowance for loan losses

Activity in the ALLL was as follows for the years ended December 31, 2014 and 2013:

For the Year Ended December 31, 2014
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$48	$444	$63	$62	$21	$784	$50	$1,472
Charge-offs	(12)	(241)	—	(14)	(24)	(177)	—	(468)
Recoveries	—	54	2	30	—	55	—	141
Provision	(28)	50	29	(45)	22	207	49	284
Ending Balance	$8	$307	$94	$33	$19	$869	$99	$1,429

Ending balance: individually evaluated for impairment	$—	$10	$—	$—	$—	$—	$—	$10

Ending balance: loans collectively evaluated for impairment	$8	$297	$94	$33	$19	$869	$99	$1,419

Loans:
Ending Balance	$1,443	$62,163	$19,000	$9,502	$1,403	$71,828	$—	$165,339

Ending balance: individually evaluated for impairment	$—	$1,816	$—	$24	$—	$618	$—	$2,458

Ending balance: loans collectively evaluated for impairment	$1,443	$44,492	$14,544	$7,778	$1,158	$64,324	$—	$133,739

Acquired loans not subject to loan loss reserve	$—	$15,855	$4,456	$1,700	$245	$6,886	$—	$29,142

For the Year Ended December 31, 2013
	Commercial Construction	Commercial Real Estate	Commercial	Consumer Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$64	$579	$69	$99	$33	$906	$—	$1,750
Charge-offs	—	(674)	—	(40)	(13)	(464)	—	(1,191)
Recoveries	—	114	—	36	6	120	—	276
Provision	(16)	425	(6)	(33)	(5)	222	50	637
Ending Balance	$48	$444	$63	$62	$21	$784	$50	$1,472

Ending balance: individually evaluated for impairment	$48	$182	$—	$—	$—	$5	$—	$235

Ending balance: loans collectively evaluated for impairment	$—	$262	$63	$62	$21	$779	$50	$1,237

Loans:
Ending Balance	$173	$51,726	$12,451	$8,730	$1,165	$63,839	$—	$138,084

Ending balance: individually evaluated for impairment	$173	$5,179	$—	$7	$—	$752	$—	$6,111

Ending balance: loans collectively evaluated for impairment	$—	$46,547	$12,451	$8,723	$1,165	$63,087	$—	$131,973